Supplement dated December 1, 2023
to the following initial summary prospectus(es):
Nationwide Innovator Corporate VUL dated May 1, 2023
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
The following changes are made to the prospectus:
Effective December 31, 2023, the Nationwide Variable Insurance Trust – NVIT Loomis Short Term Bond Fund: Class I will reopen and will be made available to all policy owners.
ISP-0731